STOCKHOLDERS' EQUITY (DEFICIT) (Details - Equity financing EFA) - USD ($)								3 Months Ended
	Mar. 17, 2026	Mar. 09, 2026	Feb. 20, 2026	Feb. 09, 2026	Jan. 29, 2026	Jan. 21, 2026	Jan. 12, 2026	Mar. 31, 2026	Mar. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total proceeds, net of discounts								$ 135,222	$ 439,370
Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued	1,998,326	876,614	890,303	1,172,568	921,406	1,018,493	993,358
Total proceeds, net of discounts	$ 20,623	$ 10,379	$ 12,108	$ 19,136	$ 17,838	$ 17,518	$ 19,152
Effective price per share	$ 0.000240	$ 0.000320	$ 0.000399	$ 0.000400	$ 0.000640	$ 0.000640	$ 0.000640
Total proceeds, net of discounts	$ 17,605	$ 8,097	$ 9,699	$ 16,226	$ 15,538	$ 15,237	$ 16,758
Equity Financing Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued					921,406	1,018,493	993,358
Total proceeds, net of discounts					$ 17,838	$ 17,518	$ 19,152
Effective price per share					$ 0.000320	$ 0.000240	$ 0.000240
Total proceeds, net of discounts					$ 15,538	$ 15,237	$ 16,758